SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT  (NO. 2-74808)
UNDER THE SECURITIES ACT OF 1933           [    ]

Pre-Effective Amendment No. ____________   [    ]

Post-Effective Amendment No. ___30____     [ x ]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940          [    ]

Amendment No. ____________   [    ]

Fidelity Institutional Cash Portfolio

(Exact Name of Registrant as Specified in Charter)
82 Devonshire Street, Boston, MA  02109

(Address of Principal Executive Offices)
Registrant's Telephone Number:     (617) 570-7000


Arthur S. Loring, Esq., 82 Devonshire Street, Boston, MA  02109

(Name and Address of Agent for Service)
It is proposed that this filing will become effective on DECEMBER 29, 1995, pursuant to Paragraph (b) of Rule 485.
CALCULATION OF REGISTRATION FEE

Title
of                                                                       Proposed
Securities          Amount                 Proposed                      Maximum
Being               of Shares              Maximum                       Aggregate             Amount of
Registered          Being Registered       Offering per Unit             Offering Price        Registration Fee

SEE ATTACHED ,           1,557,846,974 *           $1.00                      $1,557,846,974                $100
SCHEDULE



See attached schedule for detailed portfolio listings.

The fee for the above shares to be registered by this filing has been computed on the basis of the average of the bid and ask prices in effect on JANUARY 2, 1996.
* This calculation has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. Registrant, during its fiscal year ended OCTOBER 31, 1995, redeemed or repurchased 4,891,626,836 shares. 1,558,108,322 shares are being utilized for the purpose of reduction pursuant to Paragraph (2) of such rule. 3,333,518,514 redeemed or repurchased shares were used for reduction pursuant to Paragraph (a) of Rule 24e-2 or Paragraph (c) of Rule 24f-2 in previous filings of post-effective amendments during the current year.

SECURITIES AND EXCHANGE COMMISSION
No. 2-74808
FORM N-1A
Detail Schedule



                                                                                                Shares Redeemed
                                                                                                or Repurchased
                                                                              Shares Being      Used for Reduction
                                                                              Utilized For      Pursuant to
                               Proposed        Proposed        Shares         Reduction         Paragraph (a) of
             Amount            Maximum         Maximum         Redeemed       Pursuant to       Rule 24e-2 or
             of Shares         Offering Price  Aggregate       Year End       Paragraph (2) of  Paragraph (c) of
Portfolio    Being Registered  Per Unit        Offering Price  10/31/95       Rule 24e-2        Rule 24f-2



FICP:
Treasury II  1,323,678,075     $1.00           $1,323,678,075  4,573,695,461  1,324,084,423     3,249,611,038

FICP:
Government   234,168,899       $1.00           $234,168,899    317,931,375     234,023,899      83,907,476




TOTAL        1,557,846,974                     1,557,846,974   4,891,626,836  1,558,108,322     3,333,518,514



SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 28th day of December 1995.
      FIDELITY INSTITUTIONAL CASH PORTFOLIOS
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d(dagger)   President and Trustee           December 28, 1995

    Edward C. Johnson 3d          (Principal Executive Officer)




/s/Kenneth A. Rathgeber     Treasurer   December 28, 1995

    Kenneth A. Rathgeber

/s/J. Gary Burkhead    Trustee   December 28, 1995

    J. Gary Burkhead


/s/Ralph F. Cox              *   Trustee   December 28, 1995

   Ralph F. Cox


/s/Phyllis Burke Davis   *   Trustee   December 28, 1995

    Phyllis Burke Davis


/s/Richard J. Flynn         *   Trustee   December 28, 1995

    Richard J. Flynn


/s/E. Bradley Jones         *   Trustee   December 28, 1995

    E. Bradley Jones


/s/Donald J. Kirk             *   Trustee   December 28, 1995

    Donald J. Kirk


/s/Peter S. Lynch             *   Trustee   December 28, 1995

    Peter S. Lynch


/s/Edward H. Malone      *   Trustee   December 28, 1995

   Edward H. Malone


/s/Marvin L. Mann_____*    Trustee   December 28, 1995

   Marvin L. Mann

/s/Gerald C. McDonough*   Trustee   December 28, 1995

    Gerald C. McDonough

/s/Thomas R. Williams    *   Trustee   December 28, 1995

   Thomas R. Williams

(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated December 15, 1994 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee or General Partner, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as President and Board Member (collectively, the "Funds"), hereby severally constitute and appoint J. Gary Burkhead, my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity any Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d         December 15, 1994

Edward C. Johnson 3d


POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as a Director, Trustee or General Partner (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, my true and lawful attorney-in-fact, with full power of substitution, and with full power to each of them, to sign for me and my name in the appropriate capacities any Registration Statements of the Funds on Form N-1A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams